Summary of Significant Accounting Policies (Tables)	3 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Basic and Diluted Net Income (Loss)	As a result, diluted loss per share of common stock is the same as basic loss per share of common stock for the period. No warrants have been exercised as of December 31, 2020.

	Class A Common Stock	Class B Common Stock
Basic and diluted net loss per share
Numerator:
Allocation of net loss including accretion of temporary equity	$(35,738,191)	$(6,201,753)
Denominator:
Weighted-average shares outstanding	8,553,125	1,484,249
Basic and diluted net loss per share	$(4.18)	$(4.18)